N-4	May 01, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	EAIC VARIABLE CONTRACT ACCOUNT A
Entity Central Index Key	0001378536
Entity Investment Company Type	N-4
Document Period End Date	Oct. 15, 2025
Amendment Flag	false
C000096294 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

Annual Fee	Minimum	Maximum
Base Contract [1]	1.00%	3.25%
Investment Options (Portfolio Fees and Expenses)	0.51%	0.84%
Optional Benefits For An Additional Charge [2]	None	None
1The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
2The Optional Benefit is the Optional Spousal Benefit.

Ongoing Fees and Expenses [Table Text Block]

Lowest Annual Cost	Highest Annual Cost
$1,380	$3,442
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	3.25%
Investment Options (of Other Amount) Minimum [Percent]	0.51%
Investment Options (of Other Amount) Maximum [Percent]	0.84%
Optional Benefits Minimum [Percent]	0.00%
Optional Benefits Maximum [Percent]	0.00%
Base Contract (N-4) Footnotes [Text Block]	The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
Optional Benefits Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Lowest Annual Cost [Dollars]	$ 1,380
Highest Annual Cost [Dollars]	$ 3,442
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Item 4. Fee Table [Line Items]
Annual Portfolio Company Expenses [Table Text Block]

ANNUAL PORTFOLIO COMPANY EXPENSES
	Minimum	Maximum
Annual Portfolio Company Expenses	0.51%	0.84%
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

Portfolio Company Expenses [Text Block]	(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.51%
Portfolio Company Expenses Maximum [Percent]	0.84%
Variable Option [Line Items]
Temporary Fee Reductions, Current Expenses [Text Block]
1. The manager has contractually agreed, through November 30, 2026, to limit Current Expenses after fee waivers and/or expense reimbursements to 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. This waiver may not be terminated prior to November 30, 2026 without the prior approval of the fund’s Board of Trustees.